SEGMENT REPORTING (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥) segment	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of operating segments [line items]
Number of reportable segments | segment	5
Sales of goods	¥ 2,825,613	¥ 2,300,470	¥ 1,880,190
Other operating revenues	65,566	59,723	50,721
Total operating revenues	2,891,179	2,360,193	1,930,911
Total segment operating income	82,264	71,470	77,193
Aggregate share of profits from associates and joint ventures	13,974	16,525	9,306
Aggregate investment income	1,871	262	263
Net finance costs	1,001	(1,560)	(6,611)
Earnings before income tax	99,110	86,697	80,151
Total segment assets	1,220,347	1,254,771	1,195,341
Interest in associates and joint ventures	145,721	131,087	116,812
Available-for-sale financial assets		1,676	11,408
Financial assets at fair value through other comprehensive income	1,450
Deferred tax assets	21,694	15,131	7,214
Cash and cash equivalents, time deposits with financial institutions	167,015	165,004	142,497
Other unallocated assets	36,081	27,835	25,337
Total assets	1,592,308	1,595,504	1,498,609
Total segment liabilities	539,144	518,172	440,569
Short-term debts	29,462	55,338	56,239
Income tax payable	6,699	13,015	6,051
Long-term debts	51,011	55,804	72,674
Loans from Sinopec Group Company and fellow subsidiaries	74,181	68,631	63,352
Deferred tax liabilities	5,948	6,466	7,661
Other unallocated liabilities	29,328	25,188	20,828
Total liabilities	735,773	742,614	667,374
Capital expenditure	117,976	99,384	76,456
Depreciation, depletion and amortization	109,967	115,310	108,425
Impairment losses on long-lived assets	6,281	21,258	16,425
Non-current assets	1,040,560	1,027,901	1,046,096
Mainland China
Disclosure of operating segments [line items]
Total operating revenues	2,119,580	1,758,365	1,488,117
Non-current assets	989,668	979,329	1,000,209
Singapore
Disclosure of operating segments [line items]
Total operating revenues	395,129	269,349	152,068
Others [member]
Disclosure of operating segments [line items]
Total operating revenues	376,470	332,479	290,726
Non-current assets	50,892	48,572	45,887
Elimination of inter-segment sales
Disclosure of operating segments [line items]
Total segment operating income	(3,634)	(1,655)	1,581
Elimination of inter-segment sales | Inter-segment sales
Disclosure of operating segments [line items]
Sales of goods	(1,934,372)	(1,445,955)	(1,168,732)
Exploration and production
Disclosure of operating segments [line items]
Sales of goods	189,453	146,972	106,397
Other operating revenues	10,738	10,533	9,542
Total segment operating income	(10,107)	(45,944)	(36,641)
Aggregate share of profits from associates and joint ventures	2,598	1,449	(1,203)
Aggregate investment income	(3)	40	24
Total segment assets	321,686	343,404	402,476
Total segment liabilities	94,170	99,568	95,944
Capital expenditure	42,155	31,344	32,187
Depreciation, depletion and amortization	60,331	66,843	61,929
Impairment losses on long-lived assets	4,274	13,556	11,605
Exploration and production | External sales
Disclosure of operating segments [line items]
Sales of goods	93,499	69,168	47,443
Exploration and production | Inter-segment sales
Disclosure of operating segments [line items]
Sales of goods	95,954	77,804	58,954
Refining segment
Disclosure of operating segments [line items]
Sales of goods	1,258,018	1,006,749	850,300
Other operating revenues	5,389	5,104	5,486
Total segment operating income	54,827	65,007	56,265
Aggregate share of profits from associates and joint ventures	109	989	1,075
Aggregate investment income	315	28	(4)
Total segment assets	271,356	273,123	260,903
Total segment liabilities	103,809	101,429	82,170
Capital expenditure	27,908	21,075	14,347
Depreciation, depletion and amortization	18,164	18,408	17,209
Impairment losses on long-lived assets	353	1,894	1,655
Refining segment | External sales
Disclosure of operating segments [line items]
Sales of goods	148,930	132,478	102,983
Refining segment | Inter-segment sales
Disclosure of operating segments [line items]
Sales of goods	1,109,088	874,271	747,317
Marketing and distribution
Disclosure of operating segments [line items]
Sales of goods	1,414,213	1,195,864	1,030,853
Other operating revenues	32,424	28,333	22,004
Total segment operating income	23,464	31,569	32,153
Aggregate share of profits from associates and joint ventures	3,155	2,945	2,362
Aggregate investment income	43	90	90
Total segment assets	317,641	309,727	292,328
Total segment liabilities	159,536	164,101	133,303
Capital expenditure	21,429	21,539	18,493
Depreciation, depletion and amortization	16,296	15,463	14,540
Impairment losses on long-lived assets	264	675	267
Marketing and distribution | External sales
Disclosure of operating segments [line items]
Sales of goods	1,408,989	1,191,902	1,027,373
Marketing and distribution | Inter-segment sales
Disclosure of operating segments [line items]
Sales of goods	5,224	3,962	3,480
Chemicals segment
Disclosure of operating segments [line items]
Sales of goods	531,241	423,429	322,903
Other operating revenues	15,492	14,314	12,211
Total segment operating income	27,007	26,977	20,623
Aggregate share of profits from associates and joint ventures	6,298	9,621	5,696
Aggregate investment income	596	86	119
Total segment assets	156,865	158,472	144,371
Total segment liabilities	37,413	35,293	32,072
Capital expenditure	19,578	23,028	8,849
Depreciation, depletion and amortization	13,379	12,873	12,654
Impairment losses on long-lived assets	1,374	4,922	2,898
Chemicals segment | External sales
Disclosure of operating segments [line items]
Sales of goods	457,406	373,814	284,289
Chemicals segment | Inter-segment sales
Disclosure of operating segments [line items]
Sales of goods	73,835	49,615	38,614
Corporate and others
Disclosure of operating segments [line items]
Sales of goods	1,367,060	973,411	738,469
Other operating revenues	1,523	1,439	1,478
Total segment operating income	(9,293)	(4,484)	3,212
Aggregate share of profits from associates and joint ventures	1,814	1,521	1,376
Aggregate investment income	920	18	34
Total segment assets	152,799	170,045	95,263
Total segment liabilities	144,216	117,781	97,080
Capital expenditure	6,906	2,398	2,580
Depreciation, depletion and amortization	1,797	1,723	2,093
Impairment losses on long-lived assets	16	211	211
Corporate and others | External sales
Disclosure of operating segments [line items]
Sales of goods	716,789	533,108	418,102
Corporate and others | Inter-segment sales
Disclosure of operating segments [line items]
Sales of goods	¥ 650,271	¥ 440,303	¥ 320,367